Fair Value Measurements - Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement (Details)	Sep. 30, 2025	Dec. 31, 2024
Stock price [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		53.7
Stock price [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	6.72	53.7
Risk-free interest rate [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		4.4
Risk-free interest rate [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		4.2
Risk-free interest rate [Member] | Minimum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	3.7
Risk-free interest rate [Member] | Maximum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	4.1
Expected term (in years) [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		0.1
Expected term (in years) [Member] | Minimum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	0.1	1
Expected term (in years) [Member] | Maximum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	1.2	2
Expected volatility [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		98
Expected volatility [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	100
Expected volatility [Member] | Minimum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		93
Expected volatility [Member] | Maximum [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		99
Expected dividend yield [Member] | Forward Purchase Agreement [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions		0
Expected dividend yield [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	0	0
Exercise price [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	6.45	51.6
Number of shares under each advance notice [Member] | Black and Scholes Model [Member]
Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement [Line Items]
Fair value input assumptions	26,667	1,883